Document and Entity Information	Jan. 19, 2021
Document and Entity Information [Abstract]
Entity Central Index Key	0000829323
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jan. 19, 2021
Entity Registrant Name	INUVO, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-32442
Entity Tax Identification Number	87-0450450
Entity Address, Address Line One	500 President Clinton Ave.
Entity Address, Address Line Two	Ste. 300
Entity Address, City or Town	Little Rock
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	72201
City Area Code	501
Local Phone Number	205-8508
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	INUV
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false